Capital Management, Corporate Governance Transparency Policy and Risk Management	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Capital Management, Corporate Governance Transparency Policy and Risk Management
52	CAPITAL MANAGEMENT, CORPORATE GOVERNANCE TRANSPARENCY POLICY AND RISK MANAGEMENT
As financial institution, the activities of Banco Macro SA are governed by Financial Entities Law No. 21,526, as supplemented, and the regulations issued by the BCRA. Moreover, the Bank adheres to the good banking practices included in the Financial Entities Corporate Governance Guidelines, as supplemented of the BCRA.
The Bank publicly trades its shares on the Buenos Aires Stock Exchange (BCBA, for its acronym in Spanish) and, thus, it is subject to the regulations issued by the CNV.
Through General Resolution No. 797/19, the CNV established the minimum contents of the Corporate Governance Code, adding notions of good corporate governance to corporate management as guidelines or recommendations that seek to provide transparency thereto. The CNV annually requires the issuance of a report in which financial institutions have to explain how the recommendations are implemented or to explain the reasons why it decided not to adopt the good practices described in such resolution. The Bank annually publishes a document called Corporate Governance Explanatory Report together with the Annual Report to the Shareholders for the fiscal year, required by regulations, which is available on the Bank’s website and on that of such enforcement agency.
This regulation reinforces the notions contained in Capital Markets Law establishing principles such as “full disclosure”, “transparency”, “efficiency”, “public investor protection”, “equal footing between investors” and “protection of the stability of financial entities and financial intermediaries”.
On the other hand, as the Bank lists its shares on the NYSE, qualifying as a foreign private issuer, it is required to comply with certain corporate governance standards as established in section 303A of the NYSE’s Listed Company Manual, as amended.
The main guidelines under the BCRA standards contemplated in the revised text “Financial Entities Corporate Governance Guidelines”, as supplemented, are as follows:
•	Ownership structure
As of December 31, 2021, the Bank’s shareholders are:

Full name / corporate name	Participating Interest	Voting Interest
Fideicomiso de Garantía JHB BMA (1)	17.28	19.65
Carballo Delfín Jorge Ezequiel	17.47	19.19
ANSES FGS Law No. 26425	28.80	26.91
Grouped shareholders (Local Stock Exchanges)	10.36	9.87
Grouped shareholders (Foreign stock exchanges)	26.09	24.38
(1)
As of the date of issuance of these consolidated financial statements and due to the passing of Mr. Jorge Horacio Brito on November 20, 2020 and as a testamentary disposition, his shares were transferred, ad referendum of BCRA, to Fideicomiso de Garantía JHB BMA, which the beneficiaries are his forced heirs.

•	Board of Directors and Senior Management
The Bank’s Board of Directors is currently made up of 13 regular members. Members are renewed by thirds and the appointed Directors remain in office for three fiscal years. Directors are selected and appointed by the Shareholders’ Meeting. Once elected, the BCRA must confirm the designation of the Directors, expressly authorizing them to accept the designation, pursuant to the terms as to experience and knowledge, contained in the rules CREFI 2-Creation, Operation and Expansion –XV- Financial Entities Authorities.

Name	Position

Delfín Jorge Ezequiel Carballo	Chairperson

Jorge Pablo Brito	Vice chairperson

Carlos Alberto Giovanelli	Director

Nelson Damián Pozzoli	Director

Fabian Alejandro De Paul (1)	Director

Constanza Brito	Director

Sebastián Palla (1)	Director

Mario Luis Vicens (1)	Director

Delfín Federico Ezequiel Carballo	Director

Marcos Brito	Director

Ramiro Tosi (1)(2)	Director

Mariano Ignacio Elizondo (1)	Director

Guillermo Merediz (1)(2)	Director

Juan Santiago Fraschina (1)(2)	Alternate director

Alan Whamond (1)	Alternate director

(1)	Independent directors.
(2)	Designated by Anses-Fgs.
Directors should be morally suitable, experienced and knowledgeable in the banking business and meet the requirements established in the effective regulations, issued by the BCRA. Compliance with these requirements is assessed when the Shareholders’ Meeting appoints the directors and on a regular basis during their term of office.
At present, six Directors are independent, pursuant to the provisions of the CNV rules and regulations and the provisions of the Financial Entities Corporate Governance Guidelines issued by the BCRA.
Senior Management is directed by a General Manager appointed by the Board and also includes officers reporting directly to the general manager, forming the Senior Management, as well as officers of four staff areas reporting directly to the Board. Members are detailed below:

Name	Position

Gustavo Alejandro Manriquez	CEO

Gerardo Adrian Álvarez	Human resources and administration manager

Alberto Figueroa	Internal audit manager

Ernesto López	Legal manager

Ana María Magdalena Marcet	Credit risk manager

Juan Domingo Mazzon	Government and Management control manager

Ernesto Eduardo Medina	System manager

Brian Anthony	Commercial banking manager

Francisco Muro	Distribution and sales manager

Jorge Francisco Scarinci	CFO

Agustín Devoto	Investment banking manager

Adrian Mariano Scosceria	Corporate banking manager
•	Committees
The corporate by-laws state that the Board of Directors may establish the Committees that it deems appropriate for the business of the Bank, as well as appoint their members. The Bank currently features the following Committees:

Committee	Functions

CNV Audit / SEC	They are established in Capital Markets Law, as supplemented.

Internal Audit	Overseeing the proper operation of the internal control systems defined at the Bank through a periodic assessment thereof and contributing to improving the effectiveness of internal controls.

Risk Management	It is in charge of monitoring Senior Management’s activities involving the management of credit, market, liquidity, operational, compliance and reputation risks, among others. It advises the Board of Directors on the Bank’s risks.

Assets and Liabilities	Setting out the Bank’s financial strategy, analyzing the markets and establishing the policies on assets and liabilities, management of market, liquidity, interest rate and currency risks.

IT	Overseeing the proper operation of the information technology environment and contributing to improving the effectiveness thereof.

Credit	Approving credit transactions based on credit capacity.

Legal Recovery	Engaged in defining payment arrangements exceeding the predetermined parameters, as well as reclassifying portfolio to be subject to legal proceedings or accounting derecognitions

Personnel Incentives	Ensuring the financial incentives for personnel system is consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank.

Ethics and Compliance	Ensuring the Bank has the proper means to promote correct decision-making and compliance with internal and external regulations.

Corporate Governance and Designations	The Committee’s duties include those related to the process of renewing and replacing Senior Management members and the succession plans. It is also in charge of applying the Corporate Governance Code at the Bank and at its subsidiaries.

Committee	Functions

Anti-money Laundering of assets and terrorism financing	Planning and coordinating compliance with the policies established by the Board of Directors on the matter.

Financial Services User Protection	The duties of this Committee include those related to ensure the existence and maintenance of a financial services user protection process and a customer service system.

•	Code of ethics
The Bank has established a Code of Ethics for directors and senior management, expecting that their members act according to the highest standards of personal and professional integrity in all aspects of their activities; to comply with the applicable law, to discourage reproachable behaviors and to comply with the Bank’s Code of Conduct and other policies and procedures governing employee conduct. This Code of ethics is supplemental to the Bank’s Code of Conduct.

•	Code of Conduct
The Entity promotes a work environment where responsibility, execution, commitment, results, loyalty, honesty, good communication and teamwork are encouraged.
The goal is to base daily relationships on mutual respect, trust and cordial and simple behavior between coworkers and bosses as well as with suppliers and customers, developing all the activities with the highest ethical working and personal principles.
In that direction, the Code of Conduct is intended to establish the principles and values that all Bank members must comply. The trust provided by shareholders, customers and the general public depends to a large extent on compliance with these principles.

•	Ethical line
According to ethical behavior standards, an Ethical line or a report channel was implemented for the Bank and its subsidiaries, Macro Securities SA, Macro Fondos SGFCI SA, Macro Fiducia SA, Argenpay SAU and Fintech SGR, which is managed by an external third party, ensuring compliance with anonymity and confidentiality principles.
Reports are received by the Ethical and Compliance Committee, which becomes aware of them, as well as the resolution of cases, following the protocols.
Branches
As of the date of issuance of these consolidated financial statements, the Bank has 466 branches throughout the entire country.
Subsidiaries
The Bank carries out certain transactions through its subsidiaries, which are identified in note 3 to these consolidated financial statements.
Business lines
The Bank’s business lines and transactions with trusts are mentioned in notes 1 and 45, respectively.

•	Incentive practices
The Bank adopts a compensation policy that comprises fixed and variable compensation; the latter is granted within the framework of an objective and competency assessment process.
The variable compensation program, in the context of the compensation policy, is consistent with the Bank’s mission, values, organization, objectives, long-term business sustainability, strategy, control environment and the prudent assumption of risk. It is aimed at recognizing the extraordinary performance displayed by employees according to:

•	Their contribution to the results reached.

•	Their management in keeping with the Bank’s mission and values.
The key variables in determining compensation are:

•	The level of responsibility and complexity of the position.

•	The person’s competencies and potential.

•	The person’s performance and outcomes.

•	The position with respect to the benchmark market.

•	The results reached by the Bank.
The Incentives Committee is in charge of ensuring the financial incentives for personnel system are consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank, and the prudent assumption of risks.
The Bank aims at compensating personnel ensuring performance recognition, internal equity, competitiveness, productivity, efficiency and added value.

•	Role of financial agent
The Bank acts as financial agent in the Provinces of Misiones, Salta, Jujuy and Tucumán and the Municipalities of San Miguel de Tucumán and Yerba Buena.

•	Corporate Sustainability Policy
The Bank is aware of its responsibility towards the surrounding communities. The Corporate Sustainability area promotes this development by fostering and implementing policies and actions that exert a positive social, environmental and economic impact.
Thus, it engages in constant dialogue with the different areas and stakeholders with the ultimate goal of creating social value and drafting policies aimed at promoting a fair, supporting and equal world.
These sustainability values are disclosed in the Comprehensive Report as a major milestone to align the financial information (in documents such as the Letter to the Shareholders and financial statements) and ensure their integration and consistency with corporate sustainability.

•	Anticorruption policy
Pursuant to Law No. 27401 (Law on Corporate Criminal Liability), the Board establishes that officers and employees of the Bank and its subsidiaries shall not offer to pay, pay or authorize the payment of money or anything of value to (public) officers to obtain or keep a business. It also extends these guidelines to the private sphere. These principles are contained in the Code of Ethics for directors and senior managers, and the Code of Conduct for all employees. Besides, the Bank has a Code of Conduct for suppliers.
The laws of other jurisdictions with similar prohibitions apply, especially the Foreign Corrupt Practices Act (FCPA), because Banco Macro SA is a foreign company that lists its shares in the NYSE and is subject to SEC control and oversight.
The Group companies that wish to perform any transaction involving any public administration officer, public agency or public company, either Argentine or foreign, shall communicate this event in advance to the Board through the General Manager and inform, before the transaction is conducted, the agents or intermediaries that may be involved in the transaction. The Bank also has a manual with guidelines for interacting with public officers.
This communication duty is not mandatory for the transactions derived from agreements with provincial financial agents (except for the subscription of framework agreements), ordinary bank transactions (for example, payroll processing) and the transactions that do not pose any major risk due to the minimum amounts involved.
Although these anticorruption policies are aimed at transactions within the public sector, they also apply to transactions between private parties, as specifically set forth in the Code of Ethic and the Code of Conduct.
The Bank has in place an Anticorruption Policy and an Integrity Program. The Ethics and Compliance Committee will be responsible for its adoption, follow-up and period reporting to the Board.
•	Transactions with related parties – Policy on conflict of interest
As an authorized financial institution, Banco Macro SA complies with the provisions and reporting requirements established in Financial and Foreign Exchange Entities Law No. 21526 and the regulations issued by the regulatory agency (BCRA).
As established by law (Argentine Business Company Law No. 19550), specific applicable regulations (Capital Markets Law, as supplemented), professional accounting standards (Technical Resolution No. 21), IAS 24 and best practice recommendations, the Bank reports on the transactions with related parties in notes to the financial statements. Such transactions are carried out under usual market conditions. See also note 20.
Under current Argentine legislation, directors are required to perform their duties with the loyalty and diligence of a prudent businessman. Directors are jointly and severally liable to the Bank, the shareholders and third parties for a poor performance of duties and infringements to the law, bylaws and regulations, as the case may be, and are responsible for repairing the damages caused by fraud, abuse of authority or negligence.
The loyalty duties of a director are considered to include: (i) the ban from using corporate assets and the confidential information to which he/she may have access for personal purposes; (ii) the ban from taking advantage or, due to errors or omissions, allowing a third party to take advantage of the Bank’s business opportunities, (iii) the obligation of acting as director only for the purposes established in the law, the Bank’s bylaws or the intention of the shareholders or the Board of Directors; and (iv) the obligation of taking extreme care so that the acts conducted by the Board of Directors have no direct or indirect effects against the Bank’s interests.
A director should notify the Board of Directors and the Audit Committee about any conflict of interest such director may have in a transaction proposal and should refrain from voting on the matter.

•	Public information
The information related to corporate governance at the Bank is included within the transparency policy contained in such precepts and, hence, is available to interested members of the public on the website www.macro.com.ar (“
Conocenos” – Relaciones con Inversores
) and additionally, some guidelines are disclosed in other notes to these consolidated financial statements. Moreover, the Bank’s public information is disclosed on the websites of the BCRA (www.bcra.gob.ar) and the CNV (www.cnv.gob.ar).
In addition, the Bank publishes the Market Discipline Report, pursuant to the guidelines established by the BCRA for such information regime, in accordance with the criteria of the Basel Banking Supervision Committee, which is available at the Bank’s website.
Integral Risk management
Within the framework of the Corporate Governance policy, the Board of Directors of the Bank resolved the creation of a Risk Management Committee. The Bank has appointed a Risk Manager who reports directly to the Board of Directors.
Its duties include ensuring that an independent risk management be established, establishing policies, procedures and measurement methodologies and report systems which allow the identification, measurement and monitoring of the risk under its charge and also the duties of each organizational level in the process.
The risk management process includes the establishment of the exposure limits for each risk by the Board of Directors, a follow-up on the exposure to each limit by the persons in charge, the preparation of regular reports for the Risk Management Committee, a follow-up on the alerts and the implementation of action plans regarding the alerts and the guidelines for developing stress tests.
The system supplements the policies and procedures specific to each risk (Financial, Credit, Operational, Counterparty Credit, Country Risk, Securitization, Reputational, Compliance, Strategic Risks, among others).
In addition, the Credit Risk Management area is in charge of interpreting, executing and guaranteeing the application of the General Credit Policy as approved by the Board of Directors, pursuant to the internal and external standards and regulations on the matter. Credit Risk Management reports functionally to the General Manager.

Risk Management
The Risk Management area is in charge of the Financial Risk, Credit Risk and Operating and Technology Risk areas.
The main procedures carried out by the Risk Management Department are:

•	Stress tests
The process of stress test includes documenting and formalizing the program as well as the persons in charge of carrying it out, the frequency of testing and the validation of the system. It also contemplates the Contingency Plan based on the test results. The Risk Management Committee leads and coordinates this application.

•	Economic Capital Calculation
The Risk Management Department estimates the economic capital for each one of the individual risks (Market, Liquidity, Interest Rate, Credit, Counterparty Credit, Concentration, Operational, Securitization, Strategic and Reputational) determined for the Bank on a consolidated basis with its subsidiaries with the same scope as the regulation. The methods used to deal with subsidiaries are exactly the same.
The economic capital sufficiency evaluation process is an integral part of the corporate governance and risk management culture of the entities.
Quantified economic capital was implemented as a formal procedure, both currently and prospectively, and is a tool used in the day-to-day management of risks, in preparing the Business Plan and the Stress Tests.
The methods used to measure the economic capital of each risk were documented and approved by the Management, pursuant to the internal rules on Corporate Governance and Risk Management.
The results must serve to support decision-making, including strategic decisions adopted by the Board and the Senior Management. In this way they may:

•	Estimate the level and trend of the relevant risks and the effects thereof on capital needs.

•	Evaluate the reasonability of the basic assumptions used in the capital measuring system and the sensitivity of the results to changes in those assumptions.

•	Determine whether the Bank has sufficient regulatory capital to cover the different risks and if it meets the capital sufficiency goals required.

•	Consider its future capital requirements based on the risk profile and, according thereto, introduce the necessary adjustments into the strategic plan.
The essential elements of the capital evaluation include:

•	Policies and proceedings ensuring the risk management process.

•	A process connecting economic capital with risk level.

•	A process establishing capital sufficiency goals based on the risks, taking into account the strategic approach and the business plan.

•	An internal control process, in order to secure a comprehensive risk management.
The Bank actively uses guarantees to mitigate its credit risk.
Excessive risk concentration:
To avoid excessive risk concentrations, the Bank’s policies and procedures include specific guidelines to focus on keeping a diversified portfolio. The identified credit risk concentrations are controlled and managed accordingly. The selective coverage is used at the Bank to manage risk concentrations both in terms of relationships and industry.

In addition, note that the Bank meets the provisions established by the BCRA as regards maximum assistance limits to given groups of debtors, in order to atomize the portfolio, reducing credit risk concentration.
The main types of risks that the Bank is exposed to are those related to credit risk, liquidity risk, market risk, interest rate risk, foreign currency exchange rate risk, and operational risk.
Minimum capital requirements:
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2021, together with the integration thereof (computable equity) as of the end of such month:

Item	12/31/2021
Minimum capital requirements	57,748,908
Computable equity	255,515,796

Capital surplus	197,766,888

The following are the policies and processes aimed at identifying, assessing, controlling and mitigating each one of the main risks:

52.1	Credit Risk
Credit risk is the risk that the Bank incurs a loss because its customers or counterparties fail to discharge their contractual obligations.
The Bank manages and controls credit risk by setting limits on the amount of risk it is willing to accept and by establishing indicators for monitoring.
The Board approves the credit and risk assessment policy to provide a framework to generate businesses to achieve a proper relationship between the risk assumed and profitability. The Bank has procedure manuals detailing the related guidelines, compliance with effective regulations and limits set. The goals are:

•	Achieving an adequate portfolio segmentation per type of customer and economic sector.

•	Enhancing the use of tools to analyze and assess risk that best adjust to the customer’s profile.

•
Establishing consistent guidelines to grant loans following conservative parameters based on the customer’s solvency, cash flows and profitability in the case of companies, and revenues and equity in the case of individuals.

•
Establishing limits to individual powers to grant credits according to their amount, tending to the existence of specific committees, which, according to their scope of influence, will define the levels of assistance.

•	Enhancing the quality of the risk assumed, with proper guarantees according to the term of the loan and the level of risk involved.

•	Monitoring on an ongoing basis the loan portfolio and customer level of compliance.
Credit risk management involves the existence of a structure with the characteristics needed to attain the organizational goals during the stages of the credit cycle: admission, follow-up, monitoring and recovery.
The risk assessment process is differentiated based on whether customers belong to Corporate Banking or Retail Banking.
To assess Corporate Banking customers, the Bank has different methods involving different responsibility levels that become increasingly complex according to the size of the transactions in terms of assistance types and amounts, weighed by terms and hedges with guarantees.

For the authorization of assistance involving small amounts, self-liquidating collaterals or temporary assistance, the Bank grants special credit powers, on a personal basis, to higher-ranking officials based on their knowledge, experience and training. At any rate, the use of these powers is associated with the outcome of an objective assessment, avoiding any discretion in the credit approvals.
To grant predefined products and restricted amounts to the Small Companies and Agro segments, the Bank has standardized assessment systems that are used on a decentralized manner and include origination scoring and screening methods to admit and assign limits, based on the customers’ economic, financial and equity information. There is also a centralized massive qualification periodic process that Credit Risk Management makes available to branches on a continuous basis.
When transactions in amount the instances of authorization by delegated powers or through the decentralized risk analysis, ratings are approved in the Credit Committees. The powers vested on the different decision-making bodies are continuously reviewed to adjust them to the Bank’s volume of transactions and thus improve credit rating.
The risk analysis of assistance addressed in the Credit Committees is carried out at the Corporate Risk Management Department by specialized risk analysts that prepare separate risk reports per customer or group of companies, which are provided to Committee members to support the credit decisions made.
Risk reports include, at least, information regarding the use of loans and their source of repayment, the debtor’s historical and current behavior and the group of companies to which it belongs; the debtor’s repayment capacity based on cash flows; the guarantees that will cover the transactions, the ownership status, the enforcement possibilities and their sensibility to the changes in the economy; the market in which the debtor operates and the debtor’s position, and the debtor’s equity, economic and financial position and possibility of accessing loans.
The Committees’ resolutions include the terms and conditions applicable to the assistance in terms of the amount, currency, terms, guarantees and follow-up provisions, among others. The decisions are based on the debtor’s cash flows and payment capacity and only to a secondary extent on debtor’s equity and risk mitigating factors.
Credit risk assessment for Retail Banking customers, is governed by specific policies that consider customers’ inclusion in one of the following segments:

•	Salary Plan customers (Public and Private) and retirees whose their retirements and pensions are deposited in the Bank.

•	Open Market customers.
To speed up origination circuits, the Credit Risk Management has widened the use of scoring methods, which impose a minimum limit for the customer to be admitted for credit purposes, considering an acceptable delinquency level.
Consumer portfolio qualifications are available on a permanent basis to branches in the system called Customer Relationship Management (CRM) and to customers through digital channels, which allows operating within the limits and conditions approved by the Credit Risk Management on a centralized basis. This modality restricts the operating risks that are inherent to the assessment.
For new nonprequalified customers, the originator enters the requested transactions in the risk assessment system related to the customer segment, which approves or rejects the transaction; if approved, maximum assistance amounts by product are provided. Assessment systems are mainly based on an admission and certain maximum indebtedness rules and installment/income ratio. The assessment systems are based mainly on a qualification score and certain maximum indebtedness and installment/income relationship rules.
There are specific rules regarding the debtor’s file integration to duly document the data entered into the assessment systems. Credit risk officers also define a credit power system based on the margins to be approved and, if applicable, the exceptions admitted.

The so-called “Critical controls” have automated the assessment process and its relationship with the loan settlement process. With that implementation, all customers must have a CRM-approved (individual or massive) assessment, an essential requirement to be granted a credit product. In addition, as part of the assessment process, the exception flow and the control of credit powers were automated. These actions managed to reduce operating risks and allowed tracing transactions and their approval levels.
The Bank adopts processes to detect interrelated debtor groups with correlated risk (group of companies) and to group risk exposures with the same debtor or counterparty in different lines of credit.
Before the transactions are settled, a series of controls are implemented to reduce related credit and operating risks and classify transactions within the technical relationships regulatory framework.
The Bank implements a formal, robust and well-defined process to manage nonperforming loans. These procedures are differentiated based on the type of portfolio and delinquency status.
To mitigate credit risk, guarantees are requested on agreed financing. A particular area of the Credit Risk Management Department manages all guarantees received by the Bank and assesses and updates regularly the appraisal value and effective term to monitor the quality of risk mitigators.
Credit risk allowances of the loan portfolio
As from 2020, the Bank’s policy concerning credit risk allowances is based on the calculation of ECL based on analytical models (statistical models related to loan portfolio management) pursuant to IFRS 9. According to the guidelines in section 5.5. on Impairment (including the principles and methods to recognize ECL due to significant increases in credit risk and the subsequent impairment of financial assets for ECL), the Bank recognizes the impairment of its financial assets.
The criterion to assess whether an instrument is impaired will depend on the type of analysis to which customers are exposed: to estimate ECL on a collective basis, disclosures are grouped based on customer segments showing similar risk characteristics that are relevant for their analysis, while the purpose of the individual assessment is the ECL estimate for customers with significant risk or customers which require a specific treatment, or do not have consistent characteristics with other portfolio segments for which the statistic information is insufficient to predict future behavior.
The following chart shows the composition of loan loss allowances according to the type of financial instrument as of December 31, 2021, and 2020:

Composition	12/31/2021	12/31/2020
Loans and other financing	9,631,477	14,985,662
Loans commitment	353,085	35,018
Other financial assets	26,448	28,569
Other debt securities at amortized cost	3,753	8,259
Other debt securities at fair value through OCI	16,304	9,002

Total	10,031,067	15,066,510

The Credit Risk Management manages credit risk, which consists of identifying, assessing, following up, controlling and mitigating this risk across credit cycle stages.
The Credit Risk Management Office designs and develops ECL models. It reports to the Credit Risk Management, which is also in charge of designing and calculating rating and scoring models to quantify credit risk and the measures to calculate PD, EAD and LGD, as well as other models to calculate the impact of the prospective view.
The Administration and Credit Operation Management, through the Credit Review area, analyze the entire portfolio under individual assessment and classifies customers in different credit risk stages. Together with the Corporate Risk and Credit Recovery Management Departments (that contribute their view from a standpoint of risk assessment and recovery management), they calculate ECL for corporate customers in stage 2 and stage 3.
The definitions and assessment of ECL are regularly presented to the Risk Management Committee, which approves the model methodologies, adjustments and validation.

52.1.1	Assessment of credit risk impairment
Definitions of significant increase in risk (SICR), impairment and default
The Bank recognizes the impairment of its financial assets according to point 5.5. of IFRS 9. To such end, the Bank calculates the ECL of financial instruments over a three stage risk model based on the changes in credit quality detected since the initial recognition, as summarized below:

•	Stage 1: includes financial instruments which credit risks have not increased significantly since initial recognition;

•	Stage 2: includes financial instruments which significantly SICR but it is not yet considered credit-impaired, and

•	Stage 3: comprises credit-impaired financial instruments.
The Bank measures ECL according to the following definitions:

•	For financial instruments included in Stage 1, the Bank measures ECL as the portion of lifetime ECL that result from potential default events within the next 12 months.

•	For financial instruments included in Stages 2 and 3, the Bank measures lifetime ECL.

•	To calculate ECL, prospective information is considered according to IFRS 9.
Default
The default status is defined according to the type of portfolio and segment, and thus, the impairment model is applied in accordance with the risk of each transaction. The default status is defined as follows:

•	For the Commercial Portfolio: there is a “Default” if the customer, based on an individual analysis, has been classified in Stage 3, as described in “Customers analyzed on an individual basis.”

•
For the Medium-sized and large companies and Corporate segments of the Commercial Portfolio
 Compar
able
 to
C
onsumer
: there is a “Default” if the customer has a transaction that is more than 90 days past due or if a refinancing loan has been granted.

•
For the
Consumer

Portfolio or the Commercial Portfolio

Compara
ble to Consum
er
 (excluding Medium-sized and large companies and Corporate segments): there is a “Default” if the transaction is more than 90 days past due or if a refinancing loan has been granted in relation to the product assessed in the performance period.

Customers analyzed on a collective basis
:
For the group of transactions in the
Consumer
portfolio and the Commercial Portfolio
 Comparable to Consumer
, which is deemed a collective analysis portfolio, the Bank defined the application of the following delinquency criteria under IFRS 9:

•
Stage 2: it involves the transactions that are more than 30 days past due, refinanced transactions that are more than 90 days past due, and those with PD differences between the time of transaction observation and origination and implying a SICR in absolute and relative terms.

•	Stage 3: transactions that are more than 90 days past due.
Thus, summing up, the criterion used by the Bank to define the different transaction staging rules, according to its reporting structure, depend on the following characteristics:

•	Type of product

•	Segment

•	Portfolio

•	Delinquency

•	Refinancing

•	SICR under qualitative criterion
ECL calculation:
The ECL is calculated using the following formula, the parameters of which are described below:

ECL = PD x EAD x LGD
Probability of default (PD)
The PD represents the probability of not paying for a transaction within a given term.
To calculate expected losses, the Bank considers the creation of two types of probabilities of default:

•
PD at 12 months (Point in Time – PIT): this is the estimated probability of occurrence of a default in the next 12 months of life of the instrument after the analysis date. The Bank uses this criterion for the transactions with no SICR.

•
PD Lifetime: this is the estimated probability of occurrence of a default throughout the remaining life of an instrument, i.e. the PD referring to the maximum contractual term during which the entity is exposed to the credit risk. The Bank applies this criterion to transactions with SICR (Stage 2), as established in IFRS 9.

The PDs are assessed per customer in individual analyses and per product in the case of customers analyzed collectively.
The PDs are amended by the macroeconomic models applied for the prospective vision.
The proposals to implement PD models are submitted for approval to the Risk Management Committee. The methods, variables, development population, observation windows and results that support the preparation of these models are tested and adjusted at least once a year.
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2021		12/31/2020
	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount
Performing	2.05%	96.76	2.32%	96.17
High grade	1.02%	79.54	1.13%	76.20
Standard grade	5.05%	12.44	4.79%	12.64
Sub-standard grade	11.26%	4.78	12.48%	7.33
Past due but not impaired	30.27%	2.33	33.24%	2.70
Impaired	100%	0.91	100%	1.13

Total		100		100

Exposure at default (EAD)
The EAD represents the exposure of a financial instrument on the date of the analysis, i.e. the level to which the Bank is exposed to credit risk in the event of a potential default by the counterparty.
To calculate the EAD, segmentation is performed at product level, according to the following differentiation:

•
Products with no exposure certainty: in the case of revolving products (credit cards and saving accounts) in stages 1 and 2, in order to calculate the EAD, it is necessary to estimate a credit conversion factor (CCF). For these transactions, the CCF represents the average percentage of exposure increase that may be observed in a contract from measurement to default. For these products, in stage 3, no additional increase is considered in the exposure.

•
Products with exposure certainty: in these types of products (generally amortizable loans), future exposure is known because the counterparty cannot increase its exposure beyond what was agreed upon in the contractual schedule. Therefore, the CCF does not apply to these products, and the EAD varies at each moment in time by reflecting the amortization of the loan balance due.

Loss given default (LGD)
LGD is the estimated loss in the case of default. It is based on the difference between all contractual cash flows and the cash flows expected by the lender (i.e., all cash shortfalls), considering the proceeds from the realization of collateral.
It is the supplement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the amount at default is compared with the present value of the amounts recovered after the date of default.
LGD varies based on the type of counterparty, aging, type of claim and the existence of guarantees securing credits. It is expressed as a percentage of the loss for EAD.
Just as the PDs, to assess the LGD, a distinction is made per customer in individual analyses and per product in the case of customers analyzed collectively. The Bank bases its estimates on the historical information observed regarding the recoveries obtained on customers or default transactions, discounted at the effective interest rate of such agreements and measured upon default.
Once the recovery rates are obtained, this behavior is projected through the triangle method to estimate the periods with less maturity. Finally, the weighted average of the loss for each portfolio is determined.
The LGDs are also amended by the macroeconomic models applied for the prospective vision.
Customers analyzed on an individual basis:
The Bank’s credit risk impairment assessment model is set to analyze individually all Corporate Portfolio customers, as defined by the BCRA, financial institutions, the public sector and government and private securities.
To make such an assessment, some objective data were defined to analyze whether there is a SICR and to determine whether it should be reclassified to stage 2 or to stage 3 when a default is produced or expected, or whether they should remain in stage 1. Those events comprise mainly material delays in the main credit lines granted, the Bank’s legal action for the assistance granted, the petition for insolvency proceedings or bankruptcy, and past due loans with pending principal, among others.
All the customers subject to the individual analysis are examined on a monthly basis to define the stage, following different criteria for each one of them:
Stage 1: the customers whose individual assessment reflects the following characteristics are deemed included:

•	The financial instruments did not experience significant risk increases.

•	The customer’s cash flow analysis shows that it has the ability to meet all its obligations adequately.

•	It has a liquid financial position, with low level of indebtedness.

•	Cash flows are not subject to drastic changes in the event of major variations in the behavior of own and sector variables.

•	It regularly pays its obligations, even when it suffers minor and insignificant delays.

This stage also includes:

•	The customers previously included in stages 2 or 3 who improved their credit risk indicators and meet the parameters defined for stage 1.
Stage 2: this stage includes the customers that, based on the individual analysis of their payment capacity, have a SICR that is not sufficiently severe to set default as defined for stage 3.
Some elements considered upon defining the existence of a significant increase in credit risk are:

•	Profitability, liquidity and solvency indicators that tend to weaken, or some of the indications of impairment:
•	There is a significant increase in payables without a consistent rise in revenues.

•	There is a major decline in operating margins, or existence of operating loss.

•	There are adverse changes in the context that exert a negative effect on future financial flows.

•	There is a drastic decline in demand or negative changes in the business plans.

•	There are significant changes in the value of the guarantees received

•	The arrears in payment to the Bank are due to current operating or extraordinary circumstances, and a prompt resolution is expected.
This stage also includes:

•	The customers that, having been included in stage 3, improved their credit risk indicators and are no longer at default, but which status prevents them from being reclassified to stage 1.
Stage 3: it includes the customers that, after an individual analysis, experience some of the following situations:

•	Significant delays in the main credit lines granted, with no agreement with the Bank.

•	Have been subject to complaints filed the Bank for the recovery of the assistance granted.

•	Filed for insolvency proceedings or went into bankruptcy

•	Refinance their payables systematically and have still not settled over 5% of the refinanced principal.

•	Cash flows analysis shows that it is highly unlikely that the customer may meet all its obligations in the agreed-upon conditions.
The Credit Administration and Transactions Department analyzes all the portfolio under this approach, with special emphasis on customers in stages 2 and 3 in the previous month and those showing objective data that could evidence the existence of a SICR. The study is supplemented with the macroeconomic context and other news in relation to the performance of customers. Its staging proposal is submitted to the consideration of Corporate Risk and Credit Recovery Management Departments, which incorporate their own vision of the customer or the activity sector. The final assessment of the stage assigned to each customer is approved by the Credit Risk Management and is used as an input to estimate the ECL of the customers analyzed on an individual basis.

ECL calculation for customers included in an individual analysis:
Stage 1: the estimates of the customers classified in stage 1 arise from the parameters under expected credit loss models, whose characteristics are described in the previous sections on PD, EAD and LGD.
Stages 2 and 3: based on the evidence gathered upon the analysis, the Credit Risk Management –considering the level of progress of collection negotiations, as well as the evidence from a potential sale of collateral received or other credit improvements making up the contractual terms– prepares three potential recovery scenarios for each credit transaction of stage 2 and 3 customers, calculating the current value of expected flows for each scenario, which are weighted in view of their probability of occurrence. The expected loss of each transaction is the difference between the book payable of each transaction and the present weighted value of expected cash flows.

52.1.2	Prospective information used in ECL models
The calculation of ECL for risk impairment includes and is adjusted prospectively with respect to the portfolio behavior. To such end, the Bank examines the macroeconomics variables which have an impact on PD and LGD and designed 4 models which differ by customer type: Retail, Agro, Pymes and Commercial.
The main economic variables that impact on the expected losses used to calculate ECL for each economic scenario are changes in GDP, changes in interest rates, among others.
As established in IFRS 9, impact is calculated based on the different behavior scenarios of the variables; to such end, a 36-month estimate on the variables used for the models is requested from a well-known economic consulting firm. This estimate is prepared for three alternative macroeconomic scenarios, to which a likelihood of occurrence is assigned.
Finally, the Bank calculates ECL by applying the alternative scenarios on a weighted basis, which are updated on a quarterly basis in each calendar quarter.
The value of the macroeconomic variables used in calculating the forward-looking adjustment is restricted to econometric model calculations and the estimates of the independent consultant in relation to those variables. However, in line with the “Guidance on credit risk and accounting for expected credit losses” of the Basel Banking Supervision Committee, the Bank applies its own criterion based on experience in order to consider reasonable and sustainable prospective information in due manner (including macroeconomic factors) and, as applicable, to determine the proper level of value corrections.
The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, favorable and downside), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned Probabilities	2022	2023	2024
		%	%	%	%

GDP growth %	Base case	50	2.50	3.00	3.00
	Favorable	5	5.00	5.00	5.00
	Downside	45	(5.00)	(0.50)	0.00
Interest rates %	Base case	50	44.55	35.44	35.44
	Favorable	5	34.93	29.37	29.37
	Downside	45	65.82	58.22	58.22
CPI %	Base case	50	54.04	38.01	33.04
	Favorable	5	32.98	26.02	20.03
	Downside	45	66.84	44.99	40.00

52.1.3	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.
The amortized cost of loans modified during 2021 and the associated net modification amounted to 2,259,534 and 370,771, respectively. The Bank does not consider loans using the mandatory extensions and payment facilities provide by BCRA as part of such modified loans. The amortized cost of loans modified during 2020 and the associated net modification amounted to 1,425,454 and 124,175, respectively.

52.1.4	Additional Forward-looking allowances based on expert credit judgment
Covid-19 adjustment
During 2020, within the context of the Covid-19 pandemic, the Bank made a special prospective adjustment based on the impairment in the position of those customers showing higher vulnerability levels or signs of payment difficulties as a result of the pandemic. That adjustment, based on estimates of the f
u
ture behavior of those customers using the mandatory reschedules and refinancing ordered by the BCRA as from March 2020, amounted to 5,553,719 as of December 31, 2020.
Once the period set for mandatory reschedule elapsed (March 2021), the Bank began to apply allowances to the customers defaulting their financial obligations. Considering that, as of December 31, 2021, it is considered that the circumstances giving rise to the Covid-19 adjustment had already disappeared, no adjustment is recorded in this regard.
Adjustment for uncertainty in external obligation restructuring
As of December 31, 2021, the Bank’s Management decided to make a prospective adjustment after estimating an incremental effect on ECL allowances in order to cover an uncertain macroeconomic scenario due to the lack of an agreement between the Argentine Government and the IMF to restructure the debt.
Upon closing of the consolidated financial statements, Management considered the macroeconomic imbalance that would arise upon the deadline of the huge principal and interest amounts payable by Argentina to the IMF, as agreed in 2018, if no final restructuring agreement were reached regarding those obligations.
The Bank
 also considered the pressure on the already low level of Argentine reserves in US dollars, which casts a doubt on the possibility of reaching an agreement, which must also be approved by the Argentine Congress.
In view of this uncertain scenario, which cannot be captured in full by the prospective models used by the Bank in adjusting the parameters used to calculate ECLs, it was decided to record an additional 1,986,000 adjustment at year-end, based on an expert credit judgment.
The amount of the adjustment was assessed (i) using an adverse macroeconomic scenario, as mentioned in the previous paragraphs, with 100% weighing and the resulting effect on model creation variables, especially changes in the GDP and price levels and future interest rates, and (ii) estimating the effect of the situation mentioned in the ECL regarding the customers in the individual analysis portfolio that were classified in stages 2 and 3 and which are more vulnerable to the uncertainty described.
52.1.5	Portfolio quality
The table below shows the analysis by aging of performing loans in arrears (in days):

Portfolio Type	12/31/2021
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	98.9%	0.9%	0.0%	0.2%	0.0%
Comparable loans	99.7%	0.3%	0.0%	0.0%	0.0%
Consumer loans	99.5%	0.5%	0.0%	0.0%	0.0%

Total	99.4%	0.5%	0.0%	0.1%	0.0%

Portfolio Type	12/31/2020
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.5%	0.5%	0.0%	0.0%	0.0%
Comparable loans	99.8%	0.2%	0.0%	0.0%	0.0%
Consumer loans	99.5%	0.5%	0.0%	0.0%	0.0%

Total	99.6%	0.4%	0.0%	0.0%	0.0%

The following table shows the loans and other financing portfolio under credit risk by industry sector, classified by risk stage and identifying the expected loss calculated under individual or collective basis:

	1		2		3	12/31/2021
	Collective	Individual	Collective	Individual
Loans and other financing	264,058,234	80,734,484	9,165,071	4,736,047	3,298,729	361,992,565
Non-financial public sector	71,476	2,304,497	38			2,376,011
Other financial entities	2,097	1,511,809				1,513,906
Non-financial private sector	263,984,661	76,918,178	9,165,033	4,736,047	3,298,729	358,102,648
Individuals	165,922,628	1,409,662	5,154,604		1,692,395	174,179,289
Manufacturing Industry	16,314,786	23,877,488	433,807	1,813,898	99,088	42,539,067
Agricultural and cattle industry	20,695,007	11,322,075	1,573,615	2,922,149	521,206	37,034,052
Services	31,659,540	9,765,307	1,242,898		296,816	42,964,561
Commercial activities	20,534,135	14,070,177	519,276		156,215	35,279,803
Exploration of mines and quarries	1,187,122	6,163,678	18,432		466,547	7,835,779
Financial intermediation	1,446,583	6,092,589	48,297		5,239	7,592,708
Construction activities	4,284,804	4,067,903	113,930		47,877	8,514,514
Electricity supply and gas	330,340	149,299	13,331		1,719	494,689
Public administration	1,553,095		35,482		11,388	1,599,965
Water supply and public sanitation	56,621		11,361		239	68,221

	1		2		3	12/31/2020
	Collective	Individual	Collective	Individual
Loans and other financing	272,384,223	103,143,331	16,804,351	6,636,186	4,573,328	403,541,419
Non-financial public sector	19,970	5,435,857	264		155	5,456,246
Other financial entities	35	2,776,171				2,776,206
Non-financial private sector	272,364,218	94,931,303	16,804,087	6,636,186	4,573,173	395,308,967
Individuals	172,436,899	1,330,481	9,384,787		1,035,247	184,187,414
Manufacturing Industry	15,489,685	21,169,994	1,026,056	2,304,149	752,860	40,742,744
Agricultural and cattle industry	21,758,377	10,175,324	1,459,009	4,164,830	657,168	38,214,708
Services	33,631,262	16,884,293	2,740,537	166,347	162,398	53,584,837
Commercial activities	19,991,739	13,921,262	1,512,328	860	455,623	35,881,812
Exploration of mines and quarries	985,818	21,953,873	52,973		1,318,563	24,311,227
Financial intermediation	1,567,547	5,633,060	49,441		8,525	7,258,573
Construction activities	4,612,257	2,179,642	440,043		172,738	7,404,680
Electricity supply and gas	234,735	1,683,374	12,214		270	1,930,593
Public administration	1,565,767		125,064		9,369	1,700,200
Water supply and public sanitation	90,132		1,635		412	92,179

52.1.6	Collateral and other credit improvements

•	Guarantees received for the entirely portfolio
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2021.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	361,992,565	1,354,231	17,792,609	32,635,395	7,125,532	1,733,820	59,102,380	119,743,967	242,248,598	9,631,477
Loans commitment	225,060,382	2,332		75,149		59,379	607,685	744,545	224,315,837	353,085
Other financial assets	33,095,760								33,095,760	26,448
Other debt Securities at amortized cost	24,045,804								24,045,804	3,753
Other debt Securities at fair value through OCI	261,934,556								261,934,556	16,304

Total	906,129,067	1,356,563	17,792,609	32,710,544	7,125,532	1,793,199	59,710,065	120,488,512	785,640,555	10,031,067

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2021.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral					Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property
Loans and other financing	3,298,729		314,785	82,671	15,125	867,419	1,280,000	2,018,729	2,643,935

Total	3,298,729		314,785	82,671	15,125	867,419	1,280,000	2,018,729	2,643,935

•	Guarantees received for the entirely portfolio
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2020.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	403,541,419	1,203,699	9,881,685	36,220,738	6,225,565	2,516,348	71,036,272	127,084,307	276,457,112	14,985,662
Loans commitment	147,787,462	1,970					421,490	423,460	147,364,002	35,018
Other financial assets	27,621,984								27,621,984	28,569
Other debt Securities at amortized cost	46,971,920								46,971,920	8,259
Other debt Securities at fair value through OCI	268,683,871								268,683,871	9,002

Total	894,606,656	1,205,669	9,881,685	36,220,738	6,225,565	2,516,348	71,457,762	127,507,767	767,098,889	15,066,510

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2020.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral					Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property
Loans and other financing	4,573,328	1,606	1,070,234	1,412,147	98,844	407,668	2,990,499	1,582,829	2,502,785

Total	4,573,328	1,606	1,070,234	1,412,147	98,844	407,668	2,990,499	1,582,829	2,502,785

52.2	Liquidity Risk
The liquidity risk is defined as the possibility that the Bank may not be able to comply with expected and unexpected current and future cash flows effectively, as well as guarantees, without affecting daily transactions or its financial position.
In addition, the market liquidity risk refers to the risk that the Bank may not be able to clear or delete a position at market price:

•	because the assets involved have no sufficient secondary market; or

•	due to market variations.
The Bank features policies regarding liquidity, the purpose of which is to manage liquidity efficiently, optimizing cost and diversification of funding sources, and maximizing the profit from placements through prudent management that ensures the necessary funds to allow the continuity of transactions and compliance with the rules and regulations in force.
In order to reduce the liquidity risk, the Bank has been established a policy with the following main aspects:
Assets: a high-liquidity assets portfolio will be maintained to cover at least 25% of total liabilities, comprising deposits, the corporate bonds issued by the Bank, the repo agreements taken and the financial and interbank loans borrowed.
Liabilities: to minimize the unintended effects of illiquidity, deriving from the possible withdrawal of deposits and the repayment of interbank loans taken, the Bank:

•	Seeks the proper diversification of financing sources to enable the constant availability of funds and fulfill institutional obligations within a market variability environment.

•	Gives priority to attracting retail deposits to have an atomized deposit portfolio and lower risks in relation to material withdrawals concentrated in a few depositors.

•	Does not depend excessively on obtaining repo transactions and interfinancial loans as a permanent funding source.
In addition, the Bank implemented a series a risk measurement and control tools, including the regular monitoring of liquidity gaps, separated by currency, as well as different liquidity ratios, including the “bi-monetary liquidity ratio”, “Liquidity Coverage Ratio” (LCR) and “Net Stable Funding Ratio” (NSFR), among others.
The Executive Risk Management Department regularly monitors compliance of the different levels set by the Board of Directors in relation to liquidity risk, which include minimum levels of liquidity, maximum concentration levels allowed by type of deposit and by type of customer, among others.
In the event of a liquidity crisis, the Bank has a contingency plan with different actions, like as follows:

•	Financing through call banking and repo agreements with the BCRA.

•	Spot sale of securities government portfolio.

•	Limit credit assistance to private sector.

•	Increase deposit rates in order to capture deposits.
The following table shows the liquidity ratios during the fiscal years 2021 and 2020, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits:

	2021	2020
December, 31	87.37%	86.39%
Average	88.63%	81.57%
Max	92.77%	87.13%
Min	85.50%	71.49%

The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2021 and 2020:

Item	Matured	Remaining terms to maturity as of December 31, 2021						Total
		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial government sector		231,864	623,940	486,951	1,230,632	477,747		3,051,134
Financial sector		255,723	666,131	37,420	129,864	728,954	134,062	1,952,154
Non-financial private sector and foreign residents	1,513,354	134,882,819	42,295,994	48,311,345	63,794,903	75,301,928	114,926,091	481,026,434

Total	1,513,354	135,370,406	43,586,065	48,835,716	65,155,399	76,508,629	115,060,153	486,029,722

Item	Matured	Remaining terms to maturity as of December 31, 2020						Total
		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial government sector		362,355	1,071,367	1,089,986	1,966,318	3,381,410	717,252	8,588,688
Financial sector		110,435	552,608	818,840	507,516	1,518,038		3,507,437
Non-financial private sector and foreign residents	1,976,809	142,739,326	46,419,093	63,310,427	74,731,191	71,044,263	115,609,094	515,830,203

Total	1,976,809	143,212,116	48,043,068	65,219,253	77,205,025	75,943,711	116,326,346	527,926,328

Additionally, the tables below disclose the maturity of the contractual future cash flows of the financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2021 and 2020:

Item	Remaining terms to maturity as of December 31, 2021						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	534,412,537	52,250,559	6,441,859	550,099	43,267	1,264	593,699,585
From the non-financial government sector	53,454,556	2,113,040	1,183,257	2,606			56,753,459
From the financial sector	961,192						961,192
From the non-financial private sector and foreign residents	479,996,789	50,137,519	5,258,602	547,493	43,267	1,264	535,984,934
Liabilities at fair value through profit or loss	1,627,732						1,627,732
Derivative instruments			2,532				2,532
Other Financial Liabilities	66,471,643	176,593	158,167	258,006	377,884	497,652	67,939,945
Financing received from the Central Bank of Argentina and other financial institutions	235,308	182,952	13,519	8,318	5,724		445,821
Issued corporate bonds			3,141,995				3,141,995
Subordinated corporate bonds			1,364,088	1,364,089	2,728,178	49,252,993	54,709,348

Total	602,747,220	52,610,104	11,122,160	2,180,512	3,155,053	49,751,909	721,566,958

Item	Remaining terms to maturity as of December 31, 2020						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	663,992,149	67,995,710	8,425,133	4,566,614	52,538	3,301	745,035,445
From the non-financial government sector	102,449,069	8,390,806	1,361,454	3,212			112,204,541
From the financial sector	1,051,180						1,051,180
From the non-financial private sector and foreign residents	560,491,900	59,604,904	7,063,679	4,563,402	52,538	3,301	631,779,724
Derivative instruments	63	284					347
Repo transactions	936,425						936,425
Other financial institutions	936,425						936,425
Other Financial Liabilities	72,265,432	201,770	189,951	478,785	399,376	776,374	74,311,688
Financing received from the Central Bank of Argentina and other financial institutions	633,111	301,085	308,033	121,814	60,517	8,640	1,433,200
Issued corporate bonds	315,990		4,169,156	314,031	3,902,964		8,702,141
Subordinated corporate bonds			1,714,632	1,714,634	3,771,176	65,888,637	73,089,079

Total	738,143,170	68,498,849	14,806,905	7,195,878	8,186,571	66,676,952	903,508,325

52.3	Market Risk
Market risk is defined as the possibility of suffering losses in positions on and off the Bank’s balance sheet as a result of the adverse fluctuations in the market prices of different assets.
Market risks arise from interest rate, currency and price positions, all of which are exposed to general and specific market changes and changes in the price volatility such as interest rates, credit margins, foreign currency exchange rates and prices of shares and securities, among others.
The Bank determines the market risk exposure arising from the fluctuation in the value of portfolios of investments for trading, which result from changes in market prices, the Bank’s net positions in foreign currency, and government and private securities with normal quoted prices.
These risks arise from the size of the Bank’s net positions and/or the volatility of the risk factors involved in each financial instrument.
The Bank features Market Risk Management Policies in which the Bank establishes the proceedings to monitor and control risks derived from the variations in the quotes of financial instruments in order to optimize the risk-return ratio, making use of the appropriate structure of limits, models and management tools. In addition, the Bank features proper tools and proceedings allowing the Risk Management Committee and the Assets and Liabilities Committee to measure and administer this risk.
Risks to which those investment portfolios are exposed are monitored through Montecarlo simulation techniques of “Value at Risk” (VaR). The Bank applies the VaR methodology to calculate the market risk of the main positions adopted and the expected maximum loss based on a series of assumptions for a variety of changes in market conditions.
In order to carry out the abovementioned simulation, the Bank needs to have the Price historical series of those instruments that compose the portfolio.
Prices are corrected by purging the effects of coupon payments and dividend payments, in the case of shares, in order to avoid affecting returns.
The method consists in creating return or price scenarios concerning an asset through the generation of random numbers. This is based on the selection of a stochastic model describing the performance of prices for each asset with the resulting specification of certain parameters required for calculation purposes. The model used is the geometric Brownian motion.
Once all “n” potential scenarios are obtained for valued positions, the P&L vector must be calculated as the difference between the estimated value of the future portfolio and its value upon calculation. Then profit and loss will be placed in order to obtain the value at risk according to the 99% percentage applied.
Finally, the Economic Capital by market risk is obtained as the difference between the current value of the portfolio and the critical value previously obtained.

52.4	Interest Rate Risk
The interest rate risk is defined as the possibility that changes occur in the Bank’s financial condition as a result of adverse interest rate fluctuations with a negative impact on the Shareholders’ equity and profit or loss.
Within the framework of the interest rate risk management the Bank features a series of policies, procedures and internal controls included in the Structural Risk Management.
The Bank monitors the net present value of its assets, liabilities and off balance sheet items, upon certain disturbance scenarios and interest rate stress through Montecarlo simulation techniques.
For this purpose, the maximum potential loss is determined considering a temporal line of three months and 99% confidence level interval.

The Equity Value Model (EVM) is determined as the net sum of cash flows (interest and principal losses) that the Bank can generate, discounted at market interest rate curve. If the market interest rate curve used for the discount is affected, the effect of such variation impacts directly on the value of the Bank. Generally speaking, reports related to EVM seek to analyze the Bank’s long-term solvency.
It is noteworthy that the use of that approach does not avoid losses beyond those limits in the event of the most significant market changes.
As of December 31, 2021 and 2020, the Bank’s economic capital by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2021	12/31/2020
Interest rate risk	9,124	6,621
Currency Exchange rate risk	7,454	2,607
Price risk	3,719	7,846

52.5	Foreign Currency Exchange Rate Risk
The Bank is exposed to fluctuations in foreign currencies exchange rates in its financial position and cash flows. The larger proportion of assets and liabilities kept are related to US dollars.
The foreign currency position includes assets and liabilities expressed in pesos at the exchange rate as of the closing dates mentioned below. An institution’s open position comprises assets, liabilities and memorandum accounts stated in foreign currency, where an institution assumes the risk. Any devaluation / revaluation of those currencies affect the Bank’s statement of income.
The Bank’s open position, stated in Argentine pesos by currency, is disclosed in note 27.

52.6	Operational Risk
Operational risk is defined as the risk of loss arising from the inadequacy or failure of internal processes, human errors and/or internal system failures, or those originated by external events. This definition includes the Legal Risk but excludes the Strategic Risk and Reputational Risk.
Within such framework, the legal risk (which may occur from within the Bank or externally) comprises, among other aspects, the exposure to penalties, sanctions or other economic consequences or results for failure to comply with any rule or regulation or contractual obligation.
On the other hand, the Bank implemented an operational risk management system that meets the guidelines and provisions established by the BCRA in its Communiqué “A” 5398, as amended, and under Communiqué “A” 5272 the BCRA provided for a minimum capital requirement under this description, effective as of February 1, 2012.
The operating risk management system is formed by:

a)	Organizational structure: the Bank has an Operational Risk Management that is in charge of managing operational risk and a Risk Management Committee.

b)
Policies: the Bank has a “Manual for the Operational Risk Management” approved by the Board of Directors, which define the main concepts, roles and responsibilities of the Board of Directors, the Operational Risk Committee, the Operational Risk and Technology Management and all the areas involved in this risk management.

c)
Procedures: the Bank features a procedure for the “Collection of events and losses from Operational Risk” that includes a process to gather the Operational Events and Losses to register on a systematic basis the frequency, severity, category and other relevant aspects related to the events and losses from Operational Risk.

d)	The objective is to assess the Bank’s situation upon occurrence of events, in order to better understand the Operational Risk profile and, if applicable, take the necessary corrective actions.

In addition, the Bank has a procedure that establishes the guidelines to prepare risk self-assessments and, in the event of risks exceeding allowed tolerance levels, guidelines to establish risk indicators and action plans.

e)	Systems: the Bank has a comprehensive system that allows managing all Operational and Technology Risks.

f)	Database: the Bank has an operational risk event database prepared pursuant to the guidelines established in Communiqué “A” 4904, as supplemented.

g)
Information systems to measure risks: the Comprehensive Risk Management Department generates and sends, on a regular basis, reports to the Board of Directors, the Risk Management Committee and the Senior Management. With such reports the Risk Management Department communicates the results of the follow-up of the management of the main risks to which the Bank is exposed. Each report contains information on risk measurement, evolution, trends, principal exposures, control of main limits and the capital level required for each type of risk.

At the meeting of the Integral Risk Management Committee, the Comprehensive Risk Management Department shall submit for consideration the results of the performance of such department and the reports issued during the period under analysis. The resolutions adopted by the Committee shall be recorded in Minutes to be considered by the Board of Directors, who shall subsequently approve, in this manner, the performance and risk level of the analyzed period.

h)
Stress tests: stress tests are a support tool to manage risks and a supplement of the results reported by the measurement models of the different risks, which in general show risk measurements that are valid for “normal situations”.

They are also an instrument to evaluate the risk profile since they are used to quantify the potential impact in a situation of significant fluctuation of the variables affecting each risk. Stress tests are as well used in the process of internal assessment of economic capital sufficiency.
Stress tests are aimed at evaluating the Bank’s financial vulnerability potential faced with the sensibility of the main variables affecting each risk. Generally, it is considered a variation of low probability of occurrence, but if materialized may cause significant excess of the tolerance limits established for each risk.

i)	Assessment of economic capital sufficiency: each year, the Bank calculates the economic capital for those risks which, for their significance, may, eventually, affect the Bank’s solvency.
At present, the Bank calculates the economic capital of the following risks: Credit, Concentration, Market, Operational, Interest Rate, Liquidity and Concentration of Funding Sources, Securitization, Reputational and Strategic.
Risk management is directly related to economic capital assessment. Thus, it is expected that with a better management and follow-up, the Bank will need to allocate less amount of capital.
Based on the internal models developed, Banco Macro manages its risks, determines its risk profile and calculates, therefore, the necessary capital to develop its activities and businesses, adjusting each risk to its relevant exposure level.

j)
Transparency: as a supplement to this Manual and as part of the Corporate Governance policy, the Bank features an Information Policy aimed at allowing shareholders, investors and the market in general to evaluate aspects of the Bank related to capital, risk exposure, risk assessment procedures and capital adequacy.